Long-term debt and other financial liabilities	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Long-term debt and other financial liabilities

7. Long-term debt and other financial liabilities

Long-term debt

Facility	June 30, 2024	December 31, 2023
Loans	$1,636,430	$1,411,779
Less: Deferred finance costs, net	(9,483)	(8,046)
Total long-term debt	1,626,947	1,403,733
Less: Current portion of debt	(243,501)	(185,516)
Add: Deferred finance costs, current portion	3,036	2,532
Long-term debt, net of current portion and deferred finance costs	$1,386,482	$1,220,749

Loan balances outstanding at June 30, 2024, amounted to $1,636,430. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between December 2024 and December 2032. Interest rates on the outstanding loans as at June 30, 2024, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread.

On March 1, 2024, the Company signed a new five-year loan agreement amounting to $245,000 to finance the acquisition of the five vessels, Alpes, Poppy S., Aspen, DF Mystras and DF Montmartre. The new loan is repayable in ten semi-annual installments of i) $2,012.5, commencing six months after the delivery of the vessel, plus a balloon of $28,175 payable together with the last installment, for each of the vessels Alpes and Poppy S., respectively, ii) $1,615.5, commencing six months after the delivery of the vessel, plus a balloon of $25,845 payable together with the last installment, for vessel Aspen, and iii) $1,565, commencing six months after the delivery of the vessel, plus a balloon of $37,550 payable together with the last installment, for each of the vessels DF Mystras and DF Montmartre, respectively.

On March 13, 2024, the Company signed a new seven-year loan agreement amounting to $103,456 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04. The new loan is repayable in fourteen semi-annual installments of $2,873.77, commencing six months after the delivery of the vessel, plus a balloon of $63,223.108 payable together with the last installment. The first drawdown of $12,932 was made on July 15, 2024, for the payment of the third installment of the shipbuilding yard.

On May 31, 2024, signed an addendum on the existing loan agreement relating to the refinancing of the panamax tankers, Selini  and Salamina. Based on the addendum, the loan is repayable in two semi-annual installments of $2,308.8, commencing six months after the date signed, plus a balloon of $2,308.8.

On May 31, 2024, the Company prepaid the amount of $28,147 to the lender due to sale of its LNG carrier Neo Energy.

On August 30, 2024, the Company signed a seven-year loan agreement amounting to $111,776 relating to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Anfield. The new loan is repayable in fourteen semi-annual installments of $3,000, commencing six months after the delivery of the vessel, plus a balloon of $69,776 payable together with the last installment. The first drawdown of $14,903.5 was made on September 5, 2024, for the payment of the second installment of the shipbuilding yard.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2024	7.09%	Six months ended June 30, 2024	7.17%
Three months ended June 30, 2023	6.65%	Six months ended June 30, 2023	6.54%

The bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders' prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $123,045 at June 30, 2024 and $75,026 at December 31, 2023, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels' outstanding loans and insurance coverage of the vessels against all customary risks. One loan agreement requires a monthly pro rata transfer to retention account of any principal due but unpaid. Two loan agreements require the Company to maintain throughout the security period, an aggregate balance in a deposit account of $3,050, not legally restricted.

As of June 30, 2024, the Company and its wholly and majority owned subsidiaries had thirty-two loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,636,430. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2024. The Company's liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments, including balloon payments on loan maturity, required to be made after June 30, 2024, are as follows:

Period/ Year	Amount
July to December 2024	$109,478
2025	242,190
2026	246,744
2027	376,846
2028	229,148
2029 and thereafter	432,024
$1,636,430

Other financial liabilities, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Other financial liabilities	$156,249	$160,912
Less: Deferred finance costs, net	(1,817)	(1,988)
Total other financial liabilities	154,432	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	325	338
Other financial liabilities, net of current portion and deferred finance costs	$145,429	$149,934

On December 21, 2021, the Company entered into a new ten-year sale and leaseback agreement for its under-construction LNG carrier, Tenergy. On January 12, 2022, the Company took delivery of the LNG carrier Tenergy and chartered it back on a bareboat basis, having a purchase obligation at the end of the tenth anniversary, as well as options to repurchase the vessel at any time following the fifth anniversary of the commencement date. In accordance with ASC 842-40, the Company did not derecognize the respective vessel from its balance sheets and accounted for the amounts received under the sale and leaseback agreement as other financial liabilities. The financing arrangement is repayable in forty quarterly installments of $2,332, commencing three months after the drawdown date, plus a put option of $83,955 payable together with the last installment. The agreement has no covenants.

The annual principal payments of other financial liabilities required to be made after June 30, 2024, are as follows:

Period/ Year	Amount
July to December 2024	$4,665
2025	9,328
2026	9,328
2027	9,328
2028	9,328
2029 and thereafter	114,272
$156,249